Note Payable (Details Narrative) - USD ($)					1 Months Ended	10 Months Ended	12 Months Ended
	Feb. 12, 2020	Jul. 09, 2019	Jul. 09, 2019	Jan. 09, 2014	May 25, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 23, 2019	Aug. 30, 2018	May 08, 2018
Interest rate						10.00%
Accrued interest payable							$ 33,301	$ 0
Note payable												$ 35,554	$ 13,000
Convertible to common per share						$ 0.0001
Split Tee
Interest rate		10.00%
Note payable		$ 20,000	$ 20,000								$ 20,000
Consulting fee		$ 5,000	$ 5,000
Shareholder
Interest rate				10.00%
Accrued interest payable						$ 28,306			$ 28,306
Note payable				$ 70,000		$ 70,000			70,000
Interest expense									$ 6,999	$ 6,999
Cancellation of Debt income								$ 168,048
Edward Manolos
Interest rate					5.00%
Note payable					$ 1,666,667
Dan Nguyen
Interest rate					5.00%
Note payable					$ 1,666,667
Sellers Acquisition Promissory Notes
Principal amount	$ 500,000
Interest rate	8.00%
Maturity date	May 31, 2020
Carrying value							500,000
Gain for debt forgiveness							50,747
Accrued interest payable							19,824
Compensation Promissory Note | Consulting Agreement | Consultant
Principal amount	$ 100,000
Interest rate	8.00%
Maturity date	Aug. 04, 2020
Carrying value							100,000
Accrued interest payable							$ 4,405